RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative
Company owes to related party	$ 65,084	$ 56,134	$ 55,853	$ 37,544